Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Contract Liabilities

	As of	As of
	December 31, 2021	December 31, 2020
	Million	Million
Non-refundable prepaid service fees	17,280	24,654
Unredeemed Reward Program	45,957	40,005
Unused data traffic carried over	13,046	11,156
Others	3,492	3,864

	79,775	79,679
Less: non-current portion	(707)	(651)

	79,068	79,028